Expense Example - Arimathea Catholic Core Bond ETF [Member]	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	$ 167